Investments in Subsidiaries - Summarized Financial Information Including Goodwill on Acquisition and Consolidation Adjustment But Before Intercompany Eliminations of Subsidiaries with Material Non-controlling Interests (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)		Jan. 01, 2017 CNY (¥) [1]	Dec. 31, 2015 CNY (¥)	[1]
Summarized statement of financial position
Current assets	$ 2,454,505						¥ 16,420,891		¥ 16,008,979	[1]	¥ 13,347,943
Goodwill	31,784						212,636	$ 31,784	212,636	[1]	212,636
Current liabilities	(1,428,865)						(9,559,250)		(9,387,817)	[1]	(7,849,900)
Non-current liabilities	(142,174)						(951,160)		(665,338)	[1]	(612,192)
Total equity	1,666,276				¥ 10,053,654	[1]	11,147,554		10,961,904	[1]	10,053,654	¥ 9,485,557
Attributable to NCI	411,310						2,751,705		2,627,617	[1]	¥ 2,317,982
Summarized statement of comprehensive income
Revenue	2,430,942	¥ 16,263,248	¥ 16,197,819	[1]	13,643,195	[1]
Profit for the year, representing total comprehensive income for the year	157,889	1,056,291	1,243,333	[1]	772,356	[1]
Attributable to NCI	43,700	292,356	416,224	[1]	207,561	[1]
Summarized statement of cash flows
Operating	100,235	670,601	1,420,167	[1]	2,276,087	[1]
Investing	(11,956)	(79,992)	76,570	[1]	(572,031)	[1]
Financing	(67,193)	(449,525)	280,862	[1]	(1,553,986)	[1]
Guangxi Yuchai Machinery Company Lmited [member]
Summarized statement of financial position
Current assets	2,316,583						15,498,171		14,717,316
Non-current assets, excluding goodwill	736,214						4,925,347		4,693,931
Goodwill	31,784						212,636		212,636
Current liabilities	(1,418,439)						(9,489,499)		(9,327,449)
Non-current liabilities	(123,913)						(828,993)		(530,188)
Net assets	1,542,229						10,317,662		9,766,246
Total equity	1,542,229						10,317,662		9,766,246
Attributable to NCI	382,153						¥ 2,556,644		¥ 2,433,117
Summarized statement of comprehensive income
Revenue	2,423,053	16,210,467	16,140,621		13,576,842
Profit for the year, representing total comprehensive income for the year	129,660	867,438	960,359		738,733
Attributable to NCI	37,726	252,394	270,452		212,927
Summarized statement of cash flows
Operating	104,889	701,716	1,435,156		2,329,367
Investing	(49,538)	(331,416)	(215,817)		(293,477)
Financing	(10,011)	(66,975)	221,660		(1,697,173)
Net increase in cash and cash equivalents	$ 45,340	¥ 303,325	¥ 1,440,999		¥ 338,717

[1]	Restated